Accounts Receivable, Net	12 Months Ended
Dec. 31, 2014
ACCOUNTS RECEIVABLE,NET [Abstract]
ACCOUNTS RECEIVABLE, NET
NOTE 4: ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	December 31,	December 31,
	2014	2013
Accounts receivable	$104,045	$112,676
Less: provision for doubtful receivables	(18,464)	(26,457)
Accounts receivable, net	$85,581	$86,219

Changes to the provisions for doubtful accounts are summarized as follows:

Allowance for doubtful receivables	Balance at	Charges to	Amount	Balance at
	Beginning of	Costs and	Utilized	End of
	Period	expenses		Period
Year ended December 31, 2012	$(8,874)	$(17,136)	$74	$(25,936)
Year ended December 31, 2013	$(25,936)	$(630)	$109	$(26,457)
Year ended December 31, 2014	$(26,457)	$(792)	$8,785	$(18,464)

During the year ended December 31, 2012, the increase in the Company's provision for losses on accounts receivable (which resulted from the recognition of $17,136 of bad debt expense during the period) relates mainly to (i) $4,593 of receivable balances from various defaulted charterers that are no longer covered by the Company's Charter Insurance following the Insurance Restructuring (each as defined in Note 23); and (ii) $12,543 of receivable balances from charterers whose financial condition and creditworthiness deteriorated during the period causing the Company to determine that these receivables may no longer be recoverable.
Concentration of credit risk with respect to accounts receivable are limited due to the Company's large number of customers, who are internationally dispersed and have a variety of end markets in which they sell. Due to these factors, management believes that no additional credit risk beyond amounts provided for collection losses is inherent in the Company's trade receivables. For the year ended December 31, 2014, one customer accounted for 11.9% of the Company's revenue and for the years ended December 31, 2013 and 2012, none of the Company's customers accounted for more than 10% of the Company's revenue.